Earnings Per Share - Earnings per share computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	9,846	9,756	9,629
Common shares issuable under share based payment plans which are potentially dilutive	44	71	81
Common shares used for diluted earnings per common share	9,890	9,827	9,710
Income from continuing operations	$ 12,024	$ 6,093	$ 5,184
Discontinued operations	0	2,179	4,835
Net income	$ 12,024	$ 8,272	$ 10,019
Basic earnings per common share:
Income from continuing operations	$ 1.22	$ 0.62	$ 0.54
Discontinued operations	0.00	0.23	0.50
Net income	1.22	0.85	1.04
Diluted earnings per common share
Income from continuing operations	1.22	0.62	0.53
Discontinued operations	0.00	0.22	0.50
Net income	$ 1.22	$ 0.84	$ 1.03